Apr. 30, 2025
Baillie Gifford Developed EAFE All Cap Fund | Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus
Investment Objective
Baillie Gifford Developed EAFE All Cap Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 3	Class 4		Class 5
Advisory Fees	0.35%	0.35%	0.35%		0.35%
Service Fees(a)	0.17%	0.10%	0.07%		0.02%
Other Expenses	0.13%	0.13%	0.13	%(b)	0.13	%(b)
Total Annual Fund Operating Expenses(c)	0.65%	0.58%	0.55%		0.50%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

(b)  Classes 4 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund, starting April 30, 2025 and continuing until April 30, 2026, to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. No fee waiver was in effect during the Fund's fiscal year ended December 31, 2024, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for any share class.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
	Class 2	Class 3	Class 4	Class 5
1 Year	$66	$59	$56	$52
3 Years	$208	$186	$176	$164
5 Years	$362	$324	$307	$285
10 Years	$810	$726	$689	$640

	Class 2	Class 3	Class 4	Class 5
1 Year	$66	$59	$56	$52
3 Years	$208	$186	$176	$164
5 Years	$362	$324	$307	$285
10 Years	$810	$726	$689	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in developed markets, but in some circumstances may gain exposure to emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 50 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included Japan and the United Kingdom. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 25.46% (Q2, 2020) Lowest Quarterly Return: -20.92% (Q1, 2020)
Average Annual Total Returns for Periods Ended December 31, 2024

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	(1.14)%	0.27%	4.22%
Class 2 Returns After Taxes on Distributions	(2.02)%	(0.15)%	3.90%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	(0.27)%	0.26%	3.40%
Class 3 Returns Before Taxes(1)	(1.07)%	0.34%	4.27%
Class 4 Returns Before Taxes(2)	(1.14)%	0.27%	4.22%
Class 5 Returns Before Taxes(3)	(1.14)%	0.27%	4.22%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(4)	4.35%	5.23%	5.70%

(1)  Performance for Class 3 shares prior to their date of inception (March 24, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)  Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)  Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.